Presentation of financial statements and significant accounting practices adopted, Investment in associates and joint ventures, Cash flow information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [Abstract]
Operating activities	R$ 243,293	R$ 213,488	R$ 235,170
Investing activities	(200,316)	(166,718)	(90,072)
Financing activities	10,627	(63,480)	(210,409)
Increase (decrease) in cash and cash equivalents	53,604	(16,710)	(65,311)
Estre Energia Renovavel [Member]
Statement of cash flows [Abstract]
Operating activities	1,670	(33,063)	12,094
Investing activities	33	33,143	(12,000)
Financing activities	0	1	(1)
Increase (decrease) in cash and cash equivalents	1,703	81	93
Guatapara Energia [Member]
Statement of cash flows [Abstract]
Operating activities	5,162	(4,400)	(5,534)
Investing activities	(4,399)	2,519	632
Financing activities	0	2,500	5,000
Increase (decrease) in cash and cash equivalents	763	619	98
Reciclax [Member]
Statement of cash flows [Abstract]
Operating activities	320	124	(599)
Investing activities	(310)	(117)	593
Financing activities	0	2	(2)
Increase (decrease) in cash and cash equivalents	10	R$ 9	(8)
SPE Soma [Member]
Statement of cash flows [Abstract]
Operating activities	23,688
Investing activities	(6,650)
Financing activities	0
Increase (decrease) in cash and cash equivalents	17,038
GLA [Member]
Statement of cash flows [Abstract]
Operating activities	1,260
Investing activities	(155)
Financing activities	1
Increase (decrease) in cash and cash equivalents	1,106
CGR Catanduva [Member]
Statement of cash flows [Abstract]
Operating activities	1,399
Investing activities	(132)
Financing activities	(517)
Increase (decrease) in cash and cash equivalents	R$ 750
Dona Juana [Member]
Statement of cash flows [Abstract]
Operating activities			(2,221)
Investing activities			665
Financing activities			4,191
Increase (decrease) in cash and cash equivalents			2,635
Estrans S.A. [Member]
Statement of cash flows [Abstract]
Operating activities			(2,598)
Investing activities			276
Financing activities			2,318
Increase (decrease) in cash and cash equivalents			R$ (4)